Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP)	12 Months Ended
Dec. 31, 2023
Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) [Abstract]
Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP)

Note 31 — Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP)

Fudbalski Klub Akademija Pandev (FKAP)

On April 28, 2023, Brera Holdings PLC acquired 90% of the issued share capital of Fudbalski Klub Akademija Pandev, a football club organized under the laws of North Macedonia. We are focused on bottom-up value creation from sports clubs and talent outside mainstream markets, innovation-powered business growth, and socially impactful outcomes.

We are developing our “Global Sports Group” portfolio of professional football clubs. Our Global Sports Group will be modeled on the collaborative, brand-aligned holding company structure of Manchester, England-based City Football Group Limited. Under our Global Sports Group structure, we intend to acquire top-division football teams in Africa, South America, Eastern Europe, and potentially other emerging markets, and give them access to the global transfer market. We likewise expect that acquisitions of Eastern European and other non-mainstream market teams will enable us to compete and potentially win significant revenue in UEFA and potentially other regional competitions. We believe that Akademija Pandev, with both its football club and deep and talented roster of players, is an ideal strategic fit as we expand our portfolio.

Details of the provisional purchase consideration, the net assets acquired, and goodwill are as follows:

	June 30, 2023	December 31, 2023
	EUR	EUR
Cash purchase	600,000	600,000
Contingent consideration	167,000	142,000
Total purchase consideration	767,000	742,000

Please note contingent consideration has been updated to €181,000 (USD163,800) as at 31 December 2023. Contingent consideration is made up of the following items. For a period of 10 years beginning with December 31, 2023 and following each year thereafter until December 31, 2033, the Group shall issue Goran Pandev a number of restricted Class B shares. The number of Class B shares will be equal to the quotient of the applicable net income amount divided by the volume weighted average price per share.

IFRS 3 Purchase Price Allocation of FKAP

	Preliminary Fair Value June 30, 2023	Final Fair Value December 31, 2023
	EUR	EUR
Net Tangible Assets
Net working capital	37,184	(77,112)
Fixed assets	13,547	-
Amounts due to related parties	-	(88,912)

Identifiable Intangible Assets
Customer relationships	25,000	-
Broadcasting rights	95,000	75,000
Brand	370,000	710,000
Player contracts	130,000	130,000
Implied goodwill	181,491	75,469

Business Enterprise Value (BEV)	852,222	824,444
		-
Less: Non-controlling interest	(85,200)	(82,444)
Total Purchase Price (Equity Basis)	767,022	742,000

Brera purchased 90% of FKAP on April 28, 2023 for the above total of EUR742,000.

The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.

The numbers were finalized as of December 31, 2023, based on the audit and opening balance adjustments.

Accounting policy choice for non-controlling interests

The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in FKAP, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. See note 25(i) for the Group’s accounting policies for business combinations.

Revenue and profit contribution

The acquired business contributed revenues of EUR157,365 and net loss of EUR225,718 to the Group for the period from April 28, 2023 to December 31, 2023.